Finance Income (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Finance income.
Interest income - bank deposits	$ 6,498	$ 3,128
Net foreign exchange gain on derivative instruments - unrealized	330
Net foreign exchange gain arising from financing - unrealized		111,839
Total Finance income	$ 6,828	$ 114,967